Summary of significant accounting policies - Subsidiaries (Details)	Dec. 31, 2019	Dec. 31, 2018
Linx Sistemas e Consultoria Ltda.
Subsidiaries
Ownership percentage	99.99%	99.99%
Linx Telecomunicaes Ltda.
Subsidiaries
Ownership percentage	99.99%	99.99%
Napse S.R.L.
Subsidiaries
Ownership percentage	100.00%	100.00%
Synthesis Holding LLC.
Subsidiaries
Ownership percentage	100.00%	100.00%
Retail Renda Fixa Crdito Privado Fundo de Investimento
Subsidiaries
Ownership percentage	100.00%	100.00%
Santander Moving Tech RF Referenciado DI CP FI
Subsidiaries
Ownership percentage	100.00%
Sback Tecnologia da Informao Ltda.
Subsidiaries
Ownership percentage	100.00%	100.00%
DCG Solues para Venda Digital S.A.
Subsidiaries
Ownership percentage		100.00%
Linx Pay Meios de Pagamentos Ltda.
Subsidiaries
Ownership percentage	100.00%	100.00%
Hiper Software S.A.
Subsidiaries
Ownership percentage	100.00%
Millennium Network Ltda.
Subsidiaries
Ownership percentage	0.00%	0.00%
SetaDigital Sistemas Gerenciais Ltda.
Subsidiaries
Ownership percentage	100.00%